Contingencies (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Ab Inbev's Material Tax Proceedings Related to Ambev and Its Subsidiaries

As of 30 June 2019, AB InBev’s material tax proceedings related to Ambev and its subsidiaries. Estimates of amounts of possible loss are as follows:

Million US dollar	30 June 2019	31 December 2018
Income tax and social contribution	10 273	9 773
Value-added and excise taxes	5 918	6 166
Other taxes	946	1 434

	17 137	17 373